INCOME TAXES - Schedule of Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income tax expense	$ 379	$ 356	$ 348
Origination and reversal of temporary differences	14	18	22
Change in tax rates or the imposition of new taxes	(8)	(8)	4
Deferred tax assets recognized	0	(1)	(6)
Total income tax expense	385	365	368
Net income before income tax and non-controlling interests	1,085	437	974
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	202	120	328
Change in tax rates and new legislation	(8)	(8)	4
International operations subject to different tax rates	42	46	6
Taxable income attributable to non-controlling interests	(1)	1	0
Deferred tax assets recognized	0	(1)	(6)
Foreign exchange	(17)	31	(6)
Non-deductible dividends on exchangeable shares	60	56	47
Non-deductible remeasurement adjustments on exchangeable and class B shares	117	126	(9)
Permanent differences and other	$ (10)	$ (6)	$ 4